Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 11, 2012
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 11, 2012
Prospectus Date	rr_ProspectusDate	Sep 1, 2012

WHV Emerging Markets Equity Fund (Prospectus Summary): | WHV Emerging Markets Equity Fund
WHV EMERGING MARKETS EQUITY FUND

FUNDVANTAGE TRUST
(THE "TRUST")

WHV INTERNATIONAL EQUITY FUND
WHV EMERGING MARKETS EQUITY FUND
(THE "FUNDS")

Supplement dated October 11, 2012 to the Prospectus for the Funds dated September 1, 2012

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

The Average Annual Total Return as of December 31, 2011 for the MSCI Emerging Markets (Net) Index in the Performance Information Section on page 7 of the Prospectus is replaced with the following:

WHV Emerging Markets Fund — Class I Shares

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
MSCI Emerging Markets (Net) Index (reflects no deductions for fees or expenses) 2 WHV Emerging Markets Equity Fund	MSCI Emerging Markets (Net) Index (reflects no deductions for fees or expenses) 2	(18.42%)	[1]	(18.42%)	[1]	Dec 31, 2010	[1]
[1]	The MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. The index does not reflect deductions for individual federal income taxes; however; this index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets (Net) Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. You cannot invest directly in any index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 1, 2012
WHV Emerging Markets Equity Fund (Prospectus Summary): | WHV Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WHV EMERGING MARKETS EQUITY FUND
Supplement Text	ck0001388485_SupplementTextBlock

FUNDVANTAGE TRUST
(THE "TRUST")

WHV INTERNATIONAL EQUITY FUND
WHV EMERGING MARKETS EQUITY FUND
(THE "FUNDS")

Supplement dated October 11, 2012 to the Prospectus for the Funds dated September 1, 2012

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

The Average Annual Total Return as of December 31, 2011 for the MSCI Emerging Markets (Net) Index in the Performance Information Section on page 7 of the Prospectus is replaced with the following:

WHV Emerging Markets Fund — Class I Shares

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
Supplement Closing	ck0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
WHV Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEAX
WHV Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHEIX
WHV Emerging Markets Equity Fund | MSCI Emerging Markets (Net) Index (reflects no deductions for fees or expenses) 2
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets (Net) Index (reflects no deductions for fees or expenses) 2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.42%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(18.42%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[1]

[1]	The MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. The index does not reflect deductions for individual federal income taxes; however; this index is net total return which reinvests dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. MSCI Emerging Markets (Net) Index uses the maximum withholding tax rate applicable to institutional investors. The returns for this index do not include any transaction costs, management fees or other costs. You cannot invest directly in any index.